Long Term Debt (Schedule of Long Term Debt Applicable Margin) (Details) (London Interbank Offered Rate (LIBOR) [Member])	12 Months Ended
Dec. 31, 2014
Greater than or equal to 5.5
Debt Instrument [Line Items]
Basis spread on variable rate	3.00%
Greater than or equal to 5.0 but less than or equal to 5.5
Debt Instrument [Line Items]
Basis spread on variable rate	2.75%
Greater than or equal to 4.5 but less than or equal to 5.0
Debt Instrument [Line Items]
Basis spread on variable rate	2.50%
Greater than or equal to 4.0 but less than or equal to 4.5
Debt Instrument [Line Items]
Basis spread on variable rate	2.25%
Less than 4.0
Debt Instrument [Line Items]
Basis spread on variable rate	2.00%